UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tricadia Capital Management, LLC
Address: 780 Third Avenue
         29th Floor
         New York, New York  10017

13F File Number:  028-13382

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James McKee
Title:     General Counsel & Chief Compliance Officer
Phone:     646-388-5900

Signature, Place, and Date of Signing:

 /s/James McKee     New York, New York     May 10, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    40

Form 13F Information Table Value Total:    $255,686 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

     028-11231                     Mariner Investment Group, LLC

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADA ES INC                     COM              005208103     2982   112234 SH       DEFINED 0              112234        0
AMERICAN INTL GROUP INC        COM NEW          026874784    21351   550000 SH       DEFINED 0              550000        0
APPLE INC                      COM              037833100      432   137200 SH  CALL DEFINED 0              137200        0
BANK OF AMERICA CORPORATION    COM              060505104     4720  1745000 SH  CALL DEFINED 0             1745000        0
BARCLAYS BK PLC                IPATH S&P500 VIX 06740C188       14    30000 SH  PUT  DEFINED 0               30000        0
CBS CORP NEW                   CL B             124857202     9338   200000 SH       DEFINED 0              200000        0
CBS CORP NEW                   CL B             124857202     1095   300000 SH  CALL DEFINED 0              300000        0
CENTRAL PAC FINL CORP          COM NEW          154760409    16543  1053697 SH       DEFINED 0             1053697        0
CITIGROUP INC                  COM NEW          172967424    13298  1220000 SH  CALL DEFINED 0             1220000        0
CITIGROUP INC                  COM NEW          172967424     1433    32383 SH       DEFINED 0               32383        0
DELPHI AUTOMOTIVE PLC          SHS              G27823106    17760   400000 SH       DEFINED 0              400000        0
FORD MTR CO DEL                COM PAR $0.01    345370860     1296  2490000 SH  CALL DEFINED 0             2490000        0
FORD MTR CO DEL                COM PAR $0.01    345370860     5260   400000 SH       DEFINED 0              400000        0
FORTRESS INVESTMENT GROUP LL   CL A             34958B106    31919  4987282 SH       DEFINED 0             4987282        0
FREESCALE SEMICONDUCTOR LTD    SHS              G3727Q101     3071   206250 SH       DEFINED 0              206250        0
FREESCALE SEMICONDUCTOR LTD    SHS              G3727Q101     1024    68750 SH       DEFINED 1               68750        0
GENERAL MTRS CO                COM              37045V100     1013   750000 SH  CALL DEFINED 0              750000        0
GOLDMAN SACHS GROUP INC        COM              38141G104     4946   182000 SH  CALL DEFINED 0              182000        0
JPMORGAN CHASE & CO            COM              46625H100    10450  1520000 SH  CALL DEFINED 0             1520000        0
LIBERTY INTERACTIVE CORP       LBT VENT COM A   53071M880     5291    70000 SH       DEFINED 0               70000        0
MORGAN STANLEY                 COM NEW          617446448     2907   510000 SH  CALL DEFINED 0              510000        0
NATIONAL BK HLDGS CORP         CL A             633707104     5197   284000 SH       DEFINED 0              284000        0
NAVISTAR INTL CORP NEW         COM              63934E108      140   350000 SH  PUT  DEFINED 0              350000        0
NEWS CORP                      CL A             65248E104    10679   350000 SH       DEFINED 0              350000        0
NEWS CORP                      CL A             65248E104      910   700000 SH  CALL DEFINED 0              700000        0
PMC COML TR                    SH BEN INT       693434102     2577   342647 SH       DEFINED 0              342647        0
RELIANCE STEEL & ALUMINUM CO   COM              759509102     9608   135000 SH       DEFINED 0              135000        0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605       45   125000 SH  PUT  DEFINED 0              125000        0
SIX FLAGS ENTMT CORP NEW       COM              83001A102    24281   335000 SH       DEFINED 0              335000        0
SPDR GOLD TRUST                GOLD SHS         78463V107     1128     7300 SH       DEFINED 0                7300        0
SPDR GOLD TRUST                GOLD SHS         78463V107        0    10000 SH  CALL DEFINED 0               10000        0
SPDR GOLD TRUST                GOLD SHS         78463V107       67    50000 SH  PUT  DEFINED 0               50000        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103       68    80000 SH  CALL DEFINED 0               80000        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103       52   130000 SH  PUT  DEFINED 0              130000        0
TARGET CORP                    COM              87612E106     6845   100000 SH       DEFINED 0              100000        0
TIMKEN CO                      COM              887389104    10467   185000 SH       DEFINED 0              185000        0
TIMKEN CO                      COM              887389104      624   195000 SH  CALL DEFINED 0              195000        0
TYCO INTERNATIONAL LTD         SHS              H89128104     7040   220000 SH       DEFINED 0              220000        0
UNION PAC CORP                 COM              907818108     7121    50000 SH       DEFINED 0               50000        0
VISTEON CORP                   COM NEW          92839U206    12694   220000 SH       DEFINED 0              220000        0